REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 77,025	$ 111,280
Dore sales	44,699	39,229
Total revenue	121,724	150,509
Concentrate Sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	76,219	111,052
Provisional Pricing Adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 806	$ 228